Stock-Based Compensation - Total Gross Unrecognized Estimated Compensation Expense and Expected Weighted-Average Periods (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized estimated compensation expense for equity awards	$ 17,861
RSUs and RSAs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized estimated compensation expense for equity awards	$ 17,603
Weighted-average period for expense recognition	1 year 9 months 18 days
Performance Shares and Performance Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized estimated compensation expense for equity awards	$ 258
Weighted-average period for expense recognition	3 months 18 days